Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER VARIABLE CONTRACTS TRUST /MA/
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	pvct_SupplementTextBlock
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Supplement to the Prospectus and Summary Prospectus,
each dated May 1, 2017

INVESTMENT POLICY CHANGES

Currently, the portfolio may invest up to 10% of its total assets in securities of non-U.S. issuers. Up to 5% of the portfolio's total assets may be invested in the securities of emerging markets issuers.

Effective January 1, 2018, the portfolio may invest up to 25% of its total assets in securities of non-U.S. issuers, including up to 10% in emerging markets issuers.
Pioneer Real Estate Shares VCT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pvct_SupplementTextBlock
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Supplement to the Prospectus and Summary Prospectus,
each dated May 1, 2017

INVESTMENT POLICY CHANGES

Currently, the portfolio may invest up to 10% of its total assets in securities of non-U.S. issuers. Up to 5% of the portfolio's total assets may be invested in the securities of emerging markets issuers.

Effective January 1, 2018, the portfolio may invest up to 25% of its total assets in securities of non-U.S. issuers, including up to 10% in emerging markets issuers.